COMMITMENTS AND CONTINGENCIES (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, we are subject to proceedings, lawsuits and other claims, including proceedings under government laws and regulations relating to content ownership and copyright matters.  While it is not possible to predict the outcome of these matters, it is the opinion of management, based on consultations with legal counsel, that the ultimate disposition of known proceedings will not have a material adverse impact on our financial position, results of operations or liquidity.

NOTE 21.	COMMITMENTS AND CONTINGENCIES

Operating Leases

RLJE’s principal executive office is located in Silver Spring, Maryland.  We also maintain offices in Woodland Hills, California; Stillwater, Minnesota; London, England and Sydney, Australia with varying terms and expiration dates.  All locations are leased.  A summary of our locations is as follows:

Location	Primary Purpose	Lease Expiration	Reporting Segment (1)
Silver Spring, MD	Executive Office/Administrative/Sales/ Content Acquisition	November 15, 2020	Corporate
Woodland Hills, CA	Administrative/Sales/Content Acquisition	June 30, 2021	Wholesale
Stillwater, MN	Sales and Administration for Direct-to-Consumer	April 30, 2022	Direct-to-Consumer
London, England	Content Development and Production/Sales/ Administration for the U.K., including ACL	July 1, 2018	IP Licensing/Wholesale/ Direct-to-Consumer
Sydney, Australia	Sales/Administration	March 1, 2017	Wholesale

(1)	The segment descriptions above reflect the location’s primary activity.

Future minimum annual rental payments by year under operating leases at December 31, 2014, are approximately as follows:

(In thousands)

Year Ended December 31,	Lease Commitment

2015	$1,164
2016	1,166
2017	1,191
2018	1,056
2019	878
Thereafter	1,181
$6,636

Rent expense was $2.0 million and 1.4 million, for the years ended December 31, 2014 and 2013, respectively.

Employment Agreements

At December 31, 2014, our future contractual obligations under four employment agreements are summarized below.  Included in the amounts below are any minimum bonus or agreed-upon amounts to be paid within the employment contracts over the next five years as long as the employee continues to be an employee in good standing and meets the performance criteria within the individual employment agreements.  One of the four employment agreements does not have an expiration date and is included in each of the five years presented below.

(In thousands)

Year Ended December 31,	Employment Contracts

2015	$1,683
2016	983
2017	750
2018	750
2019	750
$4,916

Future Royalty Obligations

At December 31, 2014, our future obligations for royalty advances, minimum royalty guarantees and exclusive distribution fee guarantees under the terms of our existing licenses and exclusive distribution agreements that have an off balance sheet commitment total $7.1 million.  These commitments will be recognized in 2015 within our consolidated financial statements upon the earlier of payment or upon delivery of content by the content supplier.

Legal Proceedings

In the normal course of business, we are subject to proceedings, lawsuits and other claims, including proceedings under government laws and regulations relating to content ownership and copyright matters.  While it is not possible to predict the outcome of these matters, it is the opinion of management, based on consultations with legal counsel, that the ultimate disposition of known proceedings will not have a material adverse impact on our financial position, results of operations or liquidity.